Pension benefits - Change in Pension Plan Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	$ 16	$ 39	$ 33
Estimated return	0	0	1
Contribution by employer	1	6	6
Benefits paid	(1)	(1)	(2)
Actuarial gain	0	0	0
Settlement	(1)	(27)	0
Foreign currency translations	0	(1)	1
Other	(4)	0	0
Fair value of plan assets at end of year	$ 11	$ 16	$ 39